Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of taxes payable [line items]
Taxes payable	R$ 269,922	R$ 268,005
ICMS [member]
Disclosure of taxes payable [line items]
Taxes payable	149,547	166,038
PIS and COFINS [member]
Disclosure of taxes payable [line items]
Taxes payable	40,676	38,055
ISS [member]
Disclosure of taxes payable [line items]
Taxes payable	26,986	22,339
Value-Added Tax (IVA) of foreign subsidiaries [member]
Disclosure of taxes payable [line items]
Taxes payable	25,619	21,306
Others [member]
Disclosure of taxes payable [line items]
Taxes payable	R$ 27,094	R$ 20,267